PAGE
1996 semiannual report

IDS
Discovery
Fund

The goal of IDS Discovery
Fund, Inc. is long-term
growth of capital. The Fund
invests primarily in common stocks.

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.

PAGE
Your piece
of the future

Glance through current business magazines and newspaper articles on the fastest-growing companies in America and you'll find many of the stocks that Discovery Fund owns. The Fund seeks small- to medium-size firms at the forefront of rapidly growing markets or industries. From high-tech companies in computer networking or biotechnology to firms that have found new ways to make, manage or market traditional products and services, these are the companies that are creating jobs and reshaping U.S. industry today.

Contents
From the president               3
From the portfolio manager       3
Ten largest holdings             5
Financial statements             6
Notes to financial statements    9
Investments in securities        20
Board members and officers       24
IDS mutual funds                 25

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To our shareholders

(picture of William R. Pearce)
William R. Pearce
President of the Fund

(picture of Kurt Winters)
Kurt Winters
Portfolio manager

From the president
If you're an experienced investor, you know that 1995 was an unusually strong year for the U.S. financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines - whether they're brief or long-lasting, moderate or substantial - are always a possibility.

That fact reinforces the need for investors to review periodically their long-term goals and assess whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

William R. Pearce

From the portfolio manager
The past six months were difficult for small-capitalization stocks, especially those of the technology-related companies that comprised much of IDS Discovery Fund's portfolio. As a result, the Fund realized a slight loss for the August 1995 through January 1996 period, which marked the first half of the Fund's fiscal year.

After turning in a spectacular, market-leading performance through the summer of 1995, technology stocks began to lose ground in the fall, highlighted by a sharp downturn in October. The drop was particularly punishing for this Fund because of its substantial exposure to technology stocks (more than a third of the portfolio at times).

"Small-caps" struggle to keep up with broad market

The Fund's performance also was tempered by its overall emphasis on stocks of companies with small market capitalizations. (Market

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To our shareholders

capitalization is derived by multiplying the price of the stock by the number of shares outstanding.) These "small-caps" not only lagged the often-stellar performance of larger stocks throughout 1995, they tended to fall farther when the market would occasionally stumble.

Fund performance was also affected by our investments in Russell 2000 futures contracts, a type of derivative security whose value is linked to the value of that small-cap stock index. Overall, these contracts, which represented about 10% of the portfolio's assets, gave us positive results for the six months.

Increase in median
market capitalization

At the outset of the fiscal year last August, the median market cap of stocks in the portfolio was about $400 million - at the low end of the small-cap scale. When it became clear that stocks of that size were struggling compared to their bigger brethren, we began selling some stocks and reinvesting the proceeds in somewhat larger and more liquid (easily traded) securities. While this strategy ultimately began to pay off, in the process we were often forced to sell stocks at substantially discounted prices due to a shortage of buyers.

This portfolio repositioning resulted in the median market cap of our holdings climbing to about $600 million by the end of the period. From this point, we intend to keep the portfolio's median market cap below $1 billion. In the long run, the larger median market cap should lessen the Fund's volatility.

As for the stock market, we look for a positive return again this year, though nothing like the extraordinary gain in 1995. More important to us, though, is positioning IDS Discovery Fund to take better advantage of the long-term capital appreciation potential that stock investing has historically offered. Much of that work has been accomplished, and we look forward to reporting on the Fund's progress in the months and years ahead.

Kurt Winters

Class A
6-month performance
(All figures per share)
Net asset value (NAV)
Jan. 31, 1996        $10.19
July 31, 1995        $13.16
Decrease             $ 2.97

Distributions
Aug. 1, 1995 - Jan. 31, 1996
From income           $0.83
From capital gains    $2.00
Total distributions   $2.83

Total return*        (1.3%)**
Class B
        6-month performance
(All figures per share)
Net asset value (NAV)
Jan. 31, 1996        $10.13
July 31, 1995        $13.12
Decrease             $ 2.99

Distributions
Aug. 1, 1995 - Jan. 31, 1996
From income           $0.80
From capital gains    $2.00
Total distributions   $2.80

Total return*        (1.7%)**
Class Y
        6-month performance
(All figures per share)
Net asset value (NAV)
Jan. 31, 1996        $10.18
July 31, 1995        $13.17
Decrease             $ 2.99

Distributions
Aug. 1, 1995 - Jan. 31, 1996
From income           $0.85
From capital gains    $2.00
Total distributions   $2.85

Total return*        (1.2%)**

*The prospectus discusses
the effect of sales
charges, if any, on the
various classes.
**The total return is a
hypothetical investment
in the Fund with all
distributions reinvested.

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

IDS Discovery Fund, Inc.

Your Fund's ten largest holdings

(Pie chart)
The ten holdings listed here make up 19.87% of the Fund's net assets
____________________________________________________________________________________

                                                 Percent                Value
                                         (of Fund's net assets)(as of Jan. 31, 1996)
____________________________________________________________________________________
Caremark Intl                                       2.20%                $15,946,875
Provides various health care products and services including intravenous therapies, HIV/AIDS care, immune therapies and
prescription drug services

OfficeMax                                           2.14                  15,525,000
The second-largest company in the office products industry. The company currently operates 345 office superstores in 39 states.

MFS Communications                                  2.09                  15,125,000
Owns and operates digital fiber optic telecommunication networks in several metropolitan areas across the United States.

Sterling Software                                   2.04                  14,812,500
A diversified computer software and service company that operates three business lines: enterprise software; electronic commerce, also referred to as electronic data interchange; and federal systems, which provides contract programming for NASA and the like.

Mutual Risk Management                              1.97                  14,306,250
An international holding company. Through its subsidiaries, the company provides risk management services related to the design and implementation of alternative insurance programs for clients.

AccuStaff                                           1.90                  13,800,000
A national provider of temporary staffing personnel to businesses, professional and service organizations and government agencies.

American Re                                         1.90                  13,731,250
An insurance holding company which, through its subsidiary, operates in the porperty and casualty reinsurance industry.

Cincinnati Milacron                                 1.90                  13,728,125
Manufacturer of plastics machinery, machine tools and industrial consumable products for metalworking, as well as related computer controls and software for factory automation.

Harnischfeger Industries                            1.87                  13,550,000
A holding company for subsidiaries involved in the worldwide manufacture and distribution of paper machinery (Beloit Corporation), surface mining and material handling equipment (Harnischfeger
Corporation), underground mining equipment (Joy Technologies Inc.)
and systems integration services (Syscon Corporation).

Boston Chicken                                      1.86                  13,500,000
Operates and franchises food service stores that specialize in complete meals.  The company operates over 250 stores in 18 states.

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
                          Financial statements

                          Statement of assets and liabilities
                          IDS Discovery Fund, Inc.
                          Jan. 31, 1996
_____________________________________________________________________________________________________________

                          Assets
_____________________________________________________________________________________________________________
                                                                                                  (Unaudited)
Investments in securities, at value (Note 1):
Investments in securities of unaffiliated issuers
   (identified cost $675,256,592)                                       $720,510,352
Investments in securities of affiliated issuers
   (identified cost $10,956,674)                                          12,525,000
Receivable for investment securities sold                                  7,585,789
Dividends and accrued interest receivable                                  1,571,063
_____________________________________________________________________________________________________________

Total assets                                                             742,192,204
_____________________________________________________________________________________________________________

                          Liabilities
_____________________________________________________________________________________________________________
Disbursements in excess of cash on demand deposit                          1,463,841
Payable for investment securities purchased                               11,707,956
Accrued investment management services fee                                    24,109
Accrued distribution fee                                                         879
Accrued service fee                                                            6,429
Accrued transfer agency fee                                                    7,650
Accrued administrative services fee                                            2,161
Other accrued expenses                                                       310,571
Open option contracts written, at value
  (premium received $3,436,661)(Note 6)                                    3,689,905
_____________________________________________________________________________________________________________

Total liabilities                                                        17,213,501
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                      $724,978,703
_____________________________________________________________________________________________________________

                          Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value                             $    711,921
Additional paid-in capital                                              678,130,330
Undistributed net investment income                                         311,136
Accumulated net realized loss (Note 1)                                   (2,571,298)
Unrealized appreciation of investments and on translation of
   assets and liabilities in foreign currencies (Note 4)                                          48,396,614
_____________________________________________________________________________________________________________

Total -- representing net assets applicable to outstanding capital stock                         $724,978,703
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:             Class A                                 $659,348,746
                                                         Class B                                 $ 21,925,290
                                                         Class Y                                 $ 43,704,667
Net asset value per share of outstanding capital stock:  Class A shares   64,737,020             $      10.19
                                                         Class B shares    2,163,806             $      10.13
                                                         Class Y shares    4,291,288             $      10.18

See accompanying notes to financial statements.
PAGE
                          Financial statements

                          Statement of operations
                          IDS Discovery Fund, Inc.
                          Six months ended Jan. 31, 1996
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________
                                                                                                  (Unaudited)
Income:
Interest                                                                $  4,904,574
Dividends                                                                    690,086
_____________________________________________________________________________________________________________

Total income                                                               5,594,660
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                         1,933,822
Distribution fee - Class B                                                    60,666
Transfer agency fee                                                          719,897
Incremental transfer agency fee - Class B                                      1,800
Service fee
   Class A                                                                   609,682
   Class B                                                                    14,146
Administrative services fee                                                  208,248
Compensation of board members                                                  7,680
Compensation of officers                                                       6,665
Custodian fees                                                               173,168
Postage                                                                      110,046
Registration fees                                                            155,676
Reports to shareholders                                                        3,512
Audit fees                                                                    12,250
Administrative                                                                   736
Other                                                                          8,047
_____________________________________________________________________________________________________________
Total expenses                                                            4,026,041
    Earnings credits on cash balances (Note 2)                               (25,667)
_____________________________________________________________________________________________________________
Total net expenses                                                         4,000,374
_____________________________________________________________________________________________________________
Investment income -- net                                                   1,594,286
_____________________________________________________________________________________________________________
                          Realized and unrealized gain (loss) -- net
_____________________________________________________________________________________________________________
Net realized loss on security and foreign currency transactions                                    (9,665,258)
Net realized gain on closed stock index futures contracts (Note 4)                                 15,511,650
Net realized gain on closed, exercised or expired option contracts written (Note 6)                 4,978,292
_____________________________________________________________________________________________________________
Net realized gain on investments and foreign currency                                              10,824,684
Net change in unrealized appreciation or depreciation of investments and on translation
     of assets and liabilities in foreign currencies                    (22,402,064)
_____________________________________________________________________________________________________________

Net loss on investments and foreign currency                             (11,577,380)
_____________________________________________________________________________________________________________

Net decrease in net assets resulting from operations                     $(9,983,094)
_____________________________________________________________________________________________________________
See accompanying notes to financial statements.

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
                          Financial statements

                          Statements of changes in net assets
                          IDS Discovery Fund, Inc.

_____________________________________________________________________________________________________________

                          Operations and distributions                        Jan. 31, 1996     July 31, 1995
_____________________________________________________________________________________________________________
                                                                           Six months ended        Year ended
                                                                                (Unaudited)
Investment income -- net                 $  1,594,286                   $  3,967,370
Net realized gain on investments and foreign currency                     10,824,684              142,003,421
Net change in unrealized appreciation or depreciation of investments
   and on translation of assets and liabilities in foreign currencies    (22,402,064)              17,500,050
_____________________________________________________________________________________________________________

Net increase (decrease) in net assets resulting from operations           (9,983,094)             163,470,841
_____________________________________________________________________________________________________________

Distributions to shareholders from:
   Net investment income
      Class A                              (4,780,500)                            --
      Class B                                 (98,939)                            --
      Class Y                                (369,986)                            --
   Net realized gain
      Class A                           (141,682,931)                    (1,459,261)
      Class B                              (4,249,927)                            --
      Class Y                              (9,128,279)                            --
_____________________________________________________________________________________________________________
Total distributions                      (160,310,562)                    (1,459,261)
_____________________________________________________________________________________________________________

                          Capital share transactions (Note 5)
_____________________________________________________________________________________________________________

Proceeds from sales
   Class A shares (Note 2)                150,772,678                    319,261,555
   Class B shares                          14,360,356                      9,122,076
   Class Y shares                          12,742,086                     41,198,971
Reinvestment of distributions at net asset value
   Class A shares                         146,657,220                      1,450,495
   Class B shares                           4,276,433                             --
   Class Y shares                           9,498,265                             --
Payments for redemptions
   Class A shares                        (211,866,139)                  (269,336,702)
   Class B shares (Note 2)                 (2,211,005)                       (84,493)
   Class Y shares                          (7,214,265)                    (7,973,466)
_______________________________________________________________________________________________________________

Increase in net assets from capital share transactions                   117,015,629               93,638,436
_______________________________________________________________________________________________________________

Total increase (decrease) in net assets          (53,278,027)            255,650,016

Net assets at beginning of period        778,256,730                    522,606,714
_______________________________________________________________________________________________________________

Net assets at end of period
  (including undistributed net investment income of
   $311,136 and $3,966,275)              $724,978,703                   $778,256,730
_______________________________________________________________________________________________________________
See accompanying notes to financial statements.

PAGE
                         Notes to financial statements

                         IDS Discovery Fund, Inc.
                         (Unaudited as to Jan. 31, 1996)
______________________________________________________________________________
1. Summary of significant accounting policies

The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in common stocks of small- and medium-size growth companies. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares, which the Fund began offering on March 20, 1995, may be subject to a contingent deferred sales charge. Class B shares automatically convert to Class A after eight years. Class Y shares, which the Fund also began offering on March 20, 1995, have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

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Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

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Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.


Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying security.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

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Foreign currency translations and
foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete the obligations of the contract.

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Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

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_____________________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent as follows: Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's daily net assets in reducing percentages from 0.64% to 0.515% annually. The fee is adjusted upward or downward by a performance incentive adjustment based on the Fund's average daily net assets over a rolling 12-month period as measured against the change in the Lipper Small Company Growth Fund Index. The maximum adjustment is 0.12% of the Fund's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $397,313 for the six months ended Jan. 31, 1996.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.06% to 0.035% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $15
o Class B $16
o Class Y $15


Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services as follows: Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

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Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing fund shares were $840,943 for Class A and $3,089 for Class B for the six months ended Jan. 31, 1996. The Fund also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

During the six months ended Jan. 31, 1996, the Fund's custodian and transfer agency fees were reduced by $25,667 as a result of earnings credits from overnight cash balances.

The Fund has a retirement plan for its independent board members. Upon retirement, board members receive monthly payments equal to one-half of the retainer fee for as many months as they served as board members up to 120 months. There are no death benefits. The plan is not funded, but the Fund recognizes the cost of payments during the time board members serve on the board. The retirement plan expense amounted to $4,226 for the six months ended Jan. 31, 1996.

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______________________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $694,024,862 and $567,884,585, respectively, for the six months ended Jan. 31, 1996. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $87,935 for the six months ended Jan. 31, 1996.

Income from securities leaning amounted to $13,526 for the six months ended Jan. 31, 1996. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.
______________________________________________________________________________
4. Stock index futures contracts

Investments in securities at Jan. 31, 1996, included securities valued at $5,605,000 that were pledged as collateral to cover initial margin deposits on purchase contracts. The market value of the open contracts at Jan. 31, 1996 was $61,747,000 (8.5% of the Fund's net assets as of Jan. 31, 1996) with a $647,378 unrealized gain. To cover these long futures positions, the Fund maintains short-term securities amounts at least equal to the market value of the outstanding contracts. Included in the open contracts are OTC Emerging Market Index futures entered into in order to gain exposure to the global market. The indexes represent a basket of securities primarily from Asia and South America. The risks with these contracts are that the foreign markets will under perform the U.S. market or the other party will be unable to complete the obligation of the contract upon close.

PAGE

5. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

________________________________________________________________________
                               Six months ended Jan. 31, 1996

                                Class A        Class B          Class Y
_________________________________________________________________________
Sold                         12,709,951      1,183,358        1,047,140
Issued for reinvested        14,113,870        417,865          924,046
   distributions
Redeemed                    (17,555,205)      (193,825)        (608,430)
_________________________________________________________________________
Net increase                  9,268,616      1,407,398        1,362,756
_________________________________________________________________________


_________________________________________________________________________
                                 Year ended July 31, 1995

                                Class A       Class B*         Class Y*
_________________________________________________________________________

Sold                         28,277,355        763,482        3,603,336
Issued for reinvested           130,627             --               --
   distributions
Redeemed                    (23,508,861)        (7,074)        (674,804)
_________________________________________________________________________
Net increase                  4,899,121        756,408        2,928,532
_________________________________________________________________________
*Inception date was March 20, 1995.
______________________________________________________________________________

6. Option contracts written

The number of contracts and premium amounts associated with options contracts written is as follow:

                                                  Six months ended Jan. 31, 1996
                                  ________________________________________________
                                             Puts                     Calls
                                  ________________________________________________
                                  Contracts       Premium   Contracts      Premium
           _______________________________________________________________________
           Balance July 31, 1995      7,750    $  446,734       2,650  $   247,380
           Opened                    73,339     7,653,548      71,960    9,152,918
           Closed                   (45,175)   (4,589,924)    (32,805)  (4,256,245)
           Exercised                 (7,755)   (1,170,695)     (6,869)  (1,116,207)
           Expired                  (22,750)   (1,606,582)    (18,496)  (1,324,266)
           _______________________________________________________________________
           Balance Jan. 31, 1996      5,409    $  733,081      16,440  $ 2,703,580
         _________________________________________________________________________
______________________________________________________________________________

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
7. Financial highlights

                           The table below shows certain important financial information for evaluating the Fund's results.

                           Fiscal period ended July 31,
                           Per share income and capital changes*

                                               Class A
                           1996**    1995    1994    1993    1992    1991
Net asset value,           $13.16  $10.33  $11.37   $9.87   $9.58   $9.05
beginning of period
                           Income from investment operations:
Net investment income         .03     .07    (.04)   (.02)   (.01)    .04
(loss)

Net gains (losses)          (.17)    2.79    (.52)   1.75    1.01    1.03
(both realized
and unrealized)

Total from investment       (.14)    2.86    (.56)   1.73    1.00    1.07
operations
                           Less distributions:
Dividends from net          (.09)      --      --      --   (.02)   (.11)
investment income

Distributions from         (2.74)   (.03)   (.48)   (.23)   (.69)   (.43)
realized gains

Total distributions        (2.83)   (.03)   (.48)   (.23)   (.71)   (.54)

Net asset value,           $10.19  $13.16  $10.33  $11.37   $9.87   $9.58
end of period
                           Ratios/supplemental data
                                               Class A
                           1996**    1995    1994    1993    1992    1991

Net assets, end of period    $659    $730    $523    $445    $293    $207
(in millions)

Ratio of expenses to       1.06%+    .99%    .97%   1.03%   1.04%    .98%
average daily net assets

Ratio of net income         .43%+    .59%  (.39%)  (.17%)  (.11%)    .40%
to average daily net assets

Portfolio turnover rate       94%    192%     67%     76%     90%     95%
(excluding short-term
securities)

Total return++             (1.3%)   27.6%  (5.5%)   17.5%    9.9%   13.4%

                    *For a share outstanding throughout the period. Rounded to the nearest cent.
                   **Six months ended Jan. 31, 1996 (Unaudited).
                    +Adjusted to an annual basis.
                   ++Total return does not reflect payment of a sales charge.

PAGE

Financial highlights

                           Fiscal period ended July 31,
                           Per share income and capital changes*

                               Class B            Class Y
                           1996*** 1995**      1996***     1995**
Net asset value,           $13.12  $11.31          $13.17  $11.31
beginning of period
                           Income from investment operations:
Net investment income       (.03)     .01             .03     .06
(loss)

Net gains (both realized    (.16)    1.80           (.17)    1.80
and unrealized)

Total from investment       (.19)    1.81           (.14)    1.86
operations
                           Less distributions:
Dividends from net          (.06)      --           (.11)      --
investment income

Distributions from         (2.74)      --          (2.74)      --
realized gains

Total distributions        (2.80)      --          (2.85)      --

Net asset value,           $10.13  $13.12          $10.18  $13.17
end of period
                           Ratios/supplemental data
                               Class B            Class Y
                          1996***  1995**      1996***     1995**

Net assets, end of period     $22     $10          $44        $39
(in millions)

Ratio of expenses to       1.83%+  1.95%+           .89%+     .93%+
average daily net assets

Ratio of net income       (.36%)+   .44%+           .59%+    1.51%+
(loss) to average daily
net assets

Portfolio turnover rate       94%    192%             94%    192%
(excluding short-term
securities)

Total return++             (1.7%)   16.0%           (1.2%)  16.4%

                    *For a share outstanding throughout the period.  Rounded to the nearest cent.
                   **Inception date was March 20, 1995 for Class B and Class Y.
                  ***Six months ended Jan. 31, 1996 (Unaudited).
                    +Adjusted to an annual basis.
                   ++Total return does not reflect payment of a sales charge.
/TABLE

PAGE

                        Investments in securities

                        IDS Discovery Fund, Inc.                                              (Percentages represent value of
                        Jan. 31, 1996 (Unaudited)                                         investments compared to net assets)

Investments in securities of unaffiliated issuers
_____________________________________________________________________________________________________________________________

Common stocks (76.6%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                  Shares                       Value(a)
_____________________________________________________________________________________________________________________________
Automotive & related (0.8%)
Superior Industries Intl                                                                225,000                 $  5,512,500
_____________________________________________________________________________________________________________________________
Banks and savings & loans (0.8%)
Roosevelt Financial                                                                     350,000                    6,081,250
_____________________________________________________________________________________________________________________________
Communications equipment (2.8%)
PairGain Technologies                                                                   150,000 (b,c)               7,087,500
StrataCom                                                                               174,000 (b,c)              13,050,000
                                                                                                                 ____________
Total                                                                                                              20,137,500
_____________________________________________________________________________________________________________________________
Computers & office equipment (16.3%)
Exabyte                                                                                 450,000 (b,c)               6,075,000
FileNet                                                                                 100,000 (b,c)               5,550,000
Landmark Graphics                                                                       275,000 (b)                 5,706,250
Manugistics Group                                                                       241,000 (b)                 2,441,138
Mylex                                                                                   400,000 (b)                 8,150,000
Network General                                                                         200,000 (b)                 8,000,000
Parametric Technology                                                                    50,000 (b)                 3,237,500
PeopleSoft                                                                              200,000 (b,c)               9,500,000
PLATINUM Technology                                                                     450,000 (b)                 6,103,125
Shiva                                                                                   100,000 (b)                 7,175,000
Sterling Software                                                                       250,000 (b,c)              14,812,500
Storemedia                                                                              225,000 (b)                 6,581,250
Synopsys                                                                                225,000 (b)                 6,581,250
System Software                                                                         300,000 (c)                 6,768,750
Tech Data                                                                               925,000 (b)                12,603,125
3Com                                                                                    200,000 (b)                 9,175,000
                                                                                                                 ____________
Total                                                                                                             118,459,888
_____________________________________________________________________________________________________________________________
Electronics (10.0%)
Credence Systems                                                                        300,000 (b,c)               7,387,500
Elsag Bailey Process Auto N.V.                                                          300,000 (b,d)               6,412,500
Fusion Systems                                                                          325,000 (b,c)               8,125,000
Lattice Semiconductor                                                                   250,000 (b)                 8,187,500
Level One Communications                                                                350,000 (b)                 7,700,000
Methode Electronics Cl A                                                                450,000                     6,412,500
Microchip Technology                                                                    200,000 (b,c)               6,650,000
Symbol Technologies                                                                     200,000 (b)                 6,675,000
Tencor Instruments                                                                      300,000 (b)                 6,918,750
Zilog                                                                                   225,000 (b)                 8,184,375
                                                                                                                 ____________
Total                                                                                                              72,653,125
_____________________________________________________________________________________________________________________________
See accompanying notes to investments in securities.

Energy (4.5%)
Devon Energy                                                                            250,000                     6,156,250
Nuevo Energy                                                                            275,000 (b)                 6,600,000
Parker & Parsley Petroleum                                                              300,000                     6,412,500
Pogo Producing                                                                          250,000                     7,218,750
United Meridian                                                                         375,000 (b)                 6,328,125
                                                                                                                 ____________
Total                                                                                                              32,715,625
_____________________________________________________________________________________________________________________________
Energy equipment & services (1.7%)
Input/Output                                                                            250,000 (b)                 6,062,500
Smith Intl                                                                              275,000                     6,462,500
                                                                                                                 ____________
Total                                                                                                              12,525,000
_____________________________________________________________________________________________________________________________
Financial services (1.6%)
Aames Financial                                                                         175,000                     6,431,250
FINOVA Group                                                                            100,000                     5,050,000
                                                                                                                 ____________
Total                                                                                                              11,481,250
_____________________________________________________________________________________________________________________________
Health care (1.7%)
Sybron Intl                                                                             275,000 (b)                 6,668,750
Ventritex                                                                               325,000 (b)                 5,565,625
                                                                                                                 ____________
Total                                                                                                              12,234,375
_____________________________________________________________________________________________________________________________
Health care services (10.1%)
American Oncology Resources                                                             125,000 (b)                 5,906,250
Caremark Intl                                                                           675,000                    15,946,875
Community Health Systems                                                                350,000 (b)                13,475,000
Foundation Health                                                                       275,000 (b)                11,893,750
Genesis Health Ventures                                                                 150,000 (b)                 6,318,750
Medaphis                                                                                175,000 (b)                 7,000,000
Mid Atlantic Medical Services                                                           600,000 (b,h)              12,450,000
                                                                                                                 ____________
Total                                                                                                              72,990,625
_____________________________________________________________________________________________________________________________
Industrial equipment & services (8.0%)
Cincinnati Milacron                                                                     575,000 (h)                13,728,125
Greenfield Industries                                                                   200,000                     5,700,000
Harnischfeger Industries                                                                400,000                    13,550,000
Measurex                                                                                200,000                     5,925,000
United Waste Systems                                                                    150,000 (b)                 6,468,750
Wolverine Tube                                                                          350,000 (b)                12,468,750
                                                                                                                 ____________
Total                                                                                                              57,840,625
_____________________________________________________________________________________________________________________________
Industrial transportation (1.6%)
Fritz Companies                                                                         175,000 (b)                 6,135,937
Landstar System                                                                         234,100 (b)                 5,852,500
                                                                                                                 ____________
Total                                                                                                              11,988,437
_____________________________________________________________________________________________________________________________
Insurance (5.1%)

ACE Limited                                                                              67,300                     2,969,613
American Re                                                                             325,000                    13,731,250
HCC Insurance Holdings                                                                  150,000 (b)                 7,350,000
PXRE                                                                                    250,000                     6,562,500
Risk Capital Holdings                                                                   300,000 (b)                 6,112,500
                                                                                                                 ____________
Total                                                                                                              36,725,863
_____________________________________________________________________________________________________________________________
Metals (1.7%)
IMCO Recycling                                                                          300,000                     6,300,000
Stillwater Mining                                                                       300,000 (b)                 6,187,500
                                                                                                                 ____________
Total                                                                                                              12,487,500
_____________________________________________________________________________________________________________________________
Multi-industry (1.9%)
AccuStaff                                                                               300,000 (b)               13,800,000
_____________________________________________________________________________________________________________________________
Paper & packaging (0.9%)
Sealed Air                                                                              225,000 (b)                6,609,375
_____________________________________________________________________________________________________________________________
Restaurants & lodging (1.0%)
Red Lion Hotels                                                                         375,000 (b)                7,078,125
_____________________________________________________________________________________________________________________________
Retail (3.0%)
Gymboree                                                                                375,000 (b)                 6,281,250
OfficeMax                                                                               675,000 (b)                15,525,000
                                                                                                                 ____________
Total                                                                                                              21,806,250
_____________________________________________________________________________________________________________________________
Utilities - telephone (3.1%)
Intermedia Communications of Florida                                                    450,000 (b)                 7,200,000
MFS Communications                                                                      250,000 (b)                15,125,000
                                                                                                                 ____________
Total                                                                                                              22,325,000
_____________________________________________________________________________________________________________________________
Total common stocks
(Cost: $513,642,343)                                                                                             $555,452,313
_____________________________________________________________________________________________________________________________

Bonds (7.6%)
_____________________________________________________________________________________________________________________________
Issuer and                                                                            Principal                     Value(a)
coupon rate                                                                              amount
____________________________________________________________________________________________________________________________
Boston Chicken
  Zero Coupon Cv with attached put
  6.64% 2015                                                                        $45,000,000 (i)               $13,500,000
Career Horizons
  7.00% Cv 2002                                                                       5,000,000 (e)                6,325,000
Mutual Risk Management
  Zero Coupon Cv with attached put
  7.03% 2015                                                                         30,000,000 (e,i)             14,306,250
Office Depot
  Zero Coupon Cv with attached put
  4.38% 2008                                                                         22,500,000 (i)               13,050,000
Sanmina
  5.50% Cv 2002                                                                       7,500,000 (e)                7,910,000
_____________________________________________________________________________________________________________________________
Total bonds
(Cost: $51,603,951)                                                                                               $55,091,250
____________________________________________________________________________________________________________________________

Options purchased (--)
_____________________________________________________________________________________________________________________________
Issuer                   Number of                    Exercise                       Expiration                      Value(a)
                         contracts                       price                             date
_____________________________________________________________________________________________________________________________
Call
Office Depot               2,000                        $25                          April 1996                        $62,500
(Cost: $104,000)

_____________________________________________________________________________________________________________

Short-term securities (15.2%)
_____________________________________________________________________________________________________________________________
Issuer                                               Annualized                          Amount                      Value(a)
                                                       yield on                      payable at
                                                        date of                        maturity
                                                       purchase
_____________________________________________________________________________________________________________________________
U.S. government agency (1.4%)
Federal Farm Credit
Disc Note                                                 5.27%                    $  9,800,000                   $ 9,771,417
_____________________________________________________________________________________________________________________________
Certificates of deposit (1.7%)
Nations Bank
02-02-96                                                  5.52                        5,300,000                     5,299,999
NBD Bank
02-02-96                                                  5.52                       12,300,000                     7,000,000
                                                                                                                _____________
Total                                                                                                              12,299,999
_____________________________________________________________________________________________________________________________
Commercial paper (12.1%)
Albertson's
02-22-96                                                  5.48                        4,600,000                     4,585,376
Allegheny Generating
02-15-96                                                  5.50                        5,000,000                     4,989,344
American General
02-08-96                                                  5.74                        2,700,000                     2,697,013
Cargill
02-05-96                                                  5.53                        5,000,000 (f)                 4,996,944
02-07-96                                                  5.50                        3,500,000                     3,496,803
Commerzbank US Finance
02-20-96                                                  5.51                        5,200,000                     5,184,961
Fleet Funding
02-14-96                                                  5.50                        5,970,000 (f)                 5,958,208
02-21-96                                                  5.50                        7,500,000 (f)                 7,477,208
Household Finance
02-22-96                                                  5.50                        6,500,000                     6,479,298
Lincoln Natl
02-13-96                                                  5.50                        4,700,000 (f)                 4,691,430
Metlife Funding
02-16-96                                                  5.50                       10,000,000                     9,977,208
Mobil Australia Finance (Delaware)
02-29-96                                                  5.45                        2,000,000 (f)                 1,991,569
Northern States Power
02-28-96                                                  5.49                        2,500,000                     2,489,781
Siemens
08-17-95                                                  5.49                        4,700,000                     4,679,366
Societe Generale North Amer
08-25-95                                                  5.72                        4,900,000                     4,877,265
Toyota Motor Credit
02-27-96                                                  5.44                        3,400,000                     3,386,715
Transamerica Finance
02-12-96                                                  5.51                        4,300,000                     4,292,800
02-26-96                                                  5.50                          900,000                       896,581
USL Capital
08-24-95                                                  5.51                        4,700,000                     4,685,003
                                                                                                                _____________
Total                                                                                                              87,832,873
_____________________________________________________________________________________________________________________________
Total short-term securities
(Cost: $109,906,298)                                                                                             $109,904,289
_____________________________________________________________________________________________________________________________
Total investments in securities of unaffiliated issuers
(Cost: $675,256,592)                                                                                             $720,510,352

_____________________________________________________________________________________________________________________________

Investments in securities of affiliated issuers (g)
_____________________________________________________________________________________________________________________________

Common stocks (1.7%)
_____________________________________________________________________________________________________________________________

Issuer                                                                                  Shares                       Value(a)
_____________________________________________________________________________________________________________________________
Renaissance Solutions                                                                   300,000                  $  7,275,000
Sterling Electronics                                                                    350,000                     5,250,000
_____________________________________________________________________________________________________________________________
Total investments in securities of affiliated issuers
(Cost: $10,956,674)                                                                                              $ 12,525,000
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $686,213,266)(j)                                                                                          $733,035,352
_____________________________________________________________________________________________________________________________

PAGE
Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Presently non-income producing.
(c) At Jan. 31, 1996, securities valued at $13,398,780 were held to cover open call options written as follows:

    Issuer                       Number of  Exercise  Expiration     Value(a)
                                 contracts     price        date
    _________________________________________________________________________

    AccuStaff                        750        $50    April 1996  $  267,187
    American Oncology              1,250         55    March 1996     156,250
    Caremark Intl                    500         20    Feb. 1996      168,750
    Credence Systems                 500         25    Feb. 1996       75,000
    Exabyte                        1,000         17    May  1996       25,000
    Fusion Systems                   750         25    Feb. 1996      121,875
    Gymboree                       1,000         22    April 1996      43,750
    HCC Insurance Holdings           250         50    March 1996      81,250
    Input/Output                     500         27    Feb. 1996       15,625
    FileNet                        1,000         55    March 1996     412,500
    Level One                        500         20    Feb. 1996      125,000
    Mid Atlantic Medical Services  1,000         25    June 1996       59,375
    Medaphis                         500         45    March 1996      65,625
    Office Max                     1,250         22    March 1996     234,375
    Parker & Parsley Petroleum       500         22    Feb. 1996        6,250
    PairGain Technologies            750         60    Feb. 1996       18,750
    PeopleSoft                       250         40    Feb. 1996      187,500
    Sealed Air                       250         30    Feb. 1996       15,625
    StrataCom                        740         65    Feb. 1996      772,375
    Smith Intl                     2,000         25    April 1996     175,000
    Sterling Software                250         55    Feb. 1996      117,188
    System Software                  750         25    May  1996      159,375
    Zilog                            200         40    March 1996      37,500
                                                                   __________
    Total                                                          $3,341,125

    At Jan. 31, 1996, cash or short-term securities were designated to cover open put options written as follows:
    Issuer                      Number of  Exercise  Expiration      Value(a)
                                contracts     price        date
    _________________________________________________________________________

    FINOVA Group                     250         50    Feb. 1996       23,437
    Foundation Health              1,750         35    Feb. 1996       32,812
    Landstar System                  159         25    Feb. 1996       19,875
    Microchip Technology             250         30    Feb. 1996       20,313
    Parametric Technology            750         60    Feb. 1996      103,125
    SHIVA                            250         50    Feb. 1996        3,125
    Superior Industries              250         25    Feb. 1996       22,656
    Synopsys                         250         30    Feb. 1996       20,313
    Tech Data                        750         12    June 1996       70,314
    3Com                             750         40    Feb. 1996       32,810
                                                                     ________
    Total                                                            $348,780


(d) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.
(e) Represents a security sold under 144A, which is exempt from registration under the
    Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(g) Investments representing 5% or more of the outstanding voting securities of the issuer.
(h) Partially pledged as initial margin deposit on the following open stock index futures purchase contracts. (See Note 4 to the financial statements):
    Type of Security                 Notional Amount
    ________________________________________________
    Emerging Market Index OTC, Feb. 1996     100,000
    Emerging Market Index OTC, March 1996    150,000

    Type of Security                       Contracts
    ________________________________________________
    Russell 2000, March 1996                     225
(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(j) At Jan. 31, 1996, the cost of securities for federal income tax purposes was approximately $686,213,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                          $66,321,000
    Unrealized depreciation                          (19,499,000)
    ____________________________________________________________

    Net unrealized appreciation                      $46,822,000
    ____________________________________________________________

PAGE
Board members and officers

Board members and officers of the Fund
_____________________________________________________________________
President and interested board member

William R. Pearce
President of all funds in the IDS MUTUAL FUND GROUP.
_____________________________________________________________________
Independent board members

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for
Public Policy Research.

Robert F. Froehlke
Former president of all funds in the IDS MUTUAL FUND GROUP.

Heinz F. Hutter
Former president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Donald M. Kendall
Former chairman and chief executive officer, PepsiCo, Inc.

Melvin R. Laird
Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.

Lewis W. Lehr
Former chairman and chief executive officer, Minnesota Mining and Manufacturing Company (3M).

Edson W. Spencer
Former chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board and chief executive officer, The Valspar Corporation.
_____________________________________________________________________
Interested board members who are officers and/or employees of AEFC

William H. Dudley
Exective vice president, AEFC.

David R. Hubers
President and chief executive officer, AEFC.

John R. Thomas
Senior vice president, AEFC.
_____________________________________________________________________
Officers who are officers and/or employees of AEFC

Peter J. Anderson
Vice President of all funds in the IDS MUTUAL FUND GROUP.

Melinda S. Urion
Treasurer of all funds in the IDS MUTUAL FUND GROUP.
___________________________________________________________________
Other officer

Leslie L. Ogg
Vice president general Counsel and secretary of all funds in the IDS MUTUAL FUND GROUP.
PAGE
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income.
Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) cornucopia
PAGE
IDS Bond Fund
Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) federal building

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed
PAGE
IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with eagle head

Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Retirement Fund

Invests in a combination of common stocks, fixed-income investments and money market securities to seek a maximum total return through a combination of growth of capital and current income.

(icon of) bird in a nest

PAGE
IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three apple trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) electrical cord

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

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IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

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Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund
Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

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IDS Strategy Aggressive Fund
Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

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IDS Growth Fund
Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

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IDS Global Growth Fund
Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy.
These companies offer above-average potential for long-term growth.

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IDS New Dimensions Fund
Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

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IDS Progressive Fund
Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

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Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund
Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative
IDS mutual fund.

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For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.
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Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Discovery Fund
IDS Tower 10
Minneapolis, MN 55440-0010